Convertible Debentures (Details 1) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Dec. 31, 2016
Schedule of significant assumptions used to measure the fair value
Stock price	$ 3.00
Term	2 years	2 years
Volatility	48.80%	48.80%
Risk-free interest rate	0.58%	0.58%
Exercise price		$ 1.25
Convertible Debentures [Member]
Schedule of significant assumptions used to measure the fair value
Stock price			$ 3.00
Term			1 year 6 months
Volatility			44.40%
Risk-free interest rate			0.966%
Exercise price			$ 3.75
Convertible Debentures [Member] | Date of Issuance [Member]
Schedule of significant assumptions used to measure the fair value
Stock price			3.00
Exercise price			$ 3.75
Convertible Debentures [Member] | Date of Issuance [Member] | Maximum [Member]
Schedule of significant assumptions used to measure the fair value
Term			2 years
Volatility			48.80%
Risk-free interest rate			0.873%
Convertible Debentures [Member] | Date of Issuance [Member] | Minimum [Member]
Schedule of significant assumptions used to measure the fair value
Term			1 year 7 months 13 days
Volatility			44.00%
Risk-free interest rate			0.58%